DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	5 Months Ended
	Oct. 19, 2021	Jun. 30, 2021	Sep. 30, 2021	Apr. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of units per share		$ 10.15
Warrants issued			30,016,875
Warrant price		$ 0.01
Business Combination, minimum amount of net tangible assets		$ 5,000,001	$ 5,000,001
Tax obligation, maximum amount			100,000
Working capital deficit		$ 300,522		$ 53,529
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units per share	$ 10.15
Transaction costs	$ 18,158,034
Underwriting fees	6,325,000
Deferred underwriting fees	11,068,750
Other Offering costs	764,284
Cash placed in a trust account	2,603,980
Proceeds from Initial Public Offering	$ 320,993,750
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		27,500,000
Sale of units per share		$ 10.00
Proceeds from Initial Public Offering		$ 5,550,000	$ 6,325,000
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	31,625,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 316,250,000
IPO [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	27,500,000
IPO [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued		12,125,000	14,204,375
Warrant price		$ 1.00	$ 1.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		31,625,000
Proceeds from Initial Public Offering		$ 6,325,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	4,125,000
Over-Allotment Option [Member] | Over Allotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued		14,204,375
Private Placement [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant price		$ 11.50
Private Placement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	14,204,375
Warrant price	$ 1.00
Sale of units in initial public offering aggragate amount	$ 14,204,375
Private Placement [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant price	$ 11.50